[LETTERHEAD OF AFL-CIO HOUSING INVESTMENT TRUST]

February 24, 2000

Securities & Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

     Re: Rule 24f-2 Notice for AFL-CIO Housing Investment Trust (Registration No. 2-78066)

Dear Sir/Madam:

     This "Rule 24f-2 Notice" is filed herewith by the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the "Trust") for its fiscal year ended December 31, 1999 pursuant to the requirements of SEC Rule 24f-2 under the Investment Company Act of 1940.

     During its fiscal year ended December 31, 1999, the Trust sold 271,002.0533 Units of Beneficial Interest pursuant to Registration Statement No. 2-78066, the facing sheet of which contains a declaration that an indefinite number of Units of Beneficial Interest of the Trust is being registered thereunder pursuant to Rule 24f-2. An initial $500 registration fee was paid on June 18, 1982. The Trust's most recent Rule 24f-2 Notice was filed on February 18, 1999 (for the fiscal year ended December 31, 1998) and registration fees totaling $93,398.37 were paid.

     All Units of Beneficial Interest sold during the Trust's fiscal year ended December 31, 1999 were sold in reliance upon registration pursuant to Rule 24f-2.

     There were no securities registered by the Trust other than pursuant to Rule 24f-2 that remained unsold at the beginning of the period ended December 31, 1998. There were no securities registered by the Trust during the period ended December 31, 1999 other than pursuant to Rule 24f-2.

     Transmitted concurrently with the "Rule 24f-2 Notice" is a wire transfer in the amount of $73,212.21 in payment of the Trust's filing fee, calculated pursuant to Section 6(b) of the Securities Act of 1933 in the manner prescribed by Rule 24f-2(c)*.
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Securities & Exchange Commission
February 24, 2000
Page 2


     Enclosed is an opinion of counsel submitted pursuant to Rule 24f-2(b)(1)(v) indicating the securities, the registration of which this "Rule 24f-2 Notice" makes definite in number, were legally issued, fully paid and non-assessable.


Very truly yours,
AFL-CIO Housing Investment Trust

/s/ Harry W. Thompson
---------------------------------
Harry W. Thompson
Controller

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     *The calculation was made as follows:

      Aggregate Sales Price for 271,002.0533
      Units of Beneficial Interest sold
      during the Trust's Fiscal Year ended
      December 31, 1999:                                   $290,305,611

      Less Redemptions (11,990.0254 units):                 (12,986,621)

      Multiply by factor 264/1 million:                    $277,319,990
      Filing Fee:                                   x           .000264
                                                           ------------
                                                         $    73,212.21
                                                           ------------
                                                           ------------



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               [LETTERHEAD OF SWIDLER BERLIN SHEREFF FRIEDMAN, LLP]

                            February 28, 2000


American Federation of Labor
  and Congress of Industrial Organizations
  Housing Investment Trust
1717 K Street, N.W., Suite 707
Washington, D.C.  20006

     Re:     Units of Beneficial Interest
             ----------------------------

Ladies and Gentlemen:

     As set forth in the Registration Statement on Form N-1A (Registration No. 2-78066) Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940, as filed with the Securities and Exchange Commission on June 18, 1999, the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the "Trust") registered an indefinite number of Units of Beneficial Interest ("Units") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. At your request, this opinion of counsel is being furnished for, and we consent to the filing of it with, your proposed Notice pursuant to Rule 24f-2.

     In rendering this opinion, we have reviewed the Declaration of Trust, as amended through the date hereof, of the Trust and applicable judicial decisions interpreting the laws of the District of Columbia with respect to common law business trusts. We have also reviewed the prospectus, statement of additional information and statement of other information included in the Registration Statement. We assume, for purposes of this opinion, that Units were issued in accordance with the terms of the Trust's Declaration of Trust and at a price equal to the net asset value per Unit, as described in the Registration Statement and as determined as of monthly valuation dates and according to the procedures approved by the Board of Trustees pursuant to
Section 2(a)(41) under the Investment Company Act of 1940.

     Based upon the foregoing and upon such other investigation as we have deemed necessary, we are of the opinion that the Units covered by the Rule 24f-2 Notice, the registration of which the Notice makes definite in number, were legally issued, fully paid and non-assessable, except that owners or holders of such Units may be liable for debts and other obligations of the Trust in those states, such as, among others, Texas and Kansas, that do not recognize so-called "business trusts" as separate legal entities and hold beneficiaries of such a trust personally liable for actions thereof.

                                    Very truly yours,

                                    /s/ Swidler Berlin Shereff Friedman, LLP

                                    SWIDLER BERLIN SHEREFF FRIEDMAN, LLP